UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21832
Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Managed Diversified Equity Income Fund (ETY) Semiannual Report April 30, 2012

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund intends to pay quarterly cash distributions equal to $0.2530 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.

With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2012
Eaton Vance
Tax-Managed Diversified Equity Income Fund

Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Financial Statements	5
Board of Trustees’ Contract Approval	18
Officers and Trustees	21
Important Notices	22

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2012
Portfolio Managers Walter A. Row III, CFA, CMT, and Michael A. Allison, CFA
Performance1

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/30/2006	9.85%	-0.44%	1.04%	2.62%
Fund at Market Price	—	10.70	-4.23	-2.15	-0.26
S&P 500 Index	11/30/2006	12.77%	4.76%	1.00%	2.12%
CBOE S&P 500 BuyWrite Index	11/30/2006	11.41	7.63	2.17	2.45

% Premium/Discount to NAV

-14.30%

Distributions[2]

Total Distributions per share for the period	$0.579
Distribution Rate at NAV	10.35%
Distribution Rate at Market Price	12.08%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2012
Fund Profile

Sector Allocation (% of total investments)3

Country Allocation (% of total investments)

Top 10 Holdings (% of total investments)[3]

Apple, Inc.	3.3%
Exxon Mobil Corp.	2.8
Coca-Cola Co. (The)	2.5
International Business Machines Corp.	2.3
Danaher Corp.	2.2
QUALCOMM, Inc.	2.0
Amazon.com, Inc.	1.9
JPMorgan Chase & Co.	1.9
Philip Morris International, Inc.	1.9
Pfizer, Inc.	1.8

Total	22.6%

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the quarterly distribution rate.

[3]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 95.0%

Security	Shares	Value

Aerospace & Defense — 1.6%

Boeing Co. (The)	253,623	$19,478,247
United Technologies Corp.	101,099	8,253,722

		$27,731,969

Automobiles — 0.4%

Bayerische Motoren Werke AG	64,364	$6,121,798

		$6,121,798

Beverages — 3.7%

Anheuser-Busch InBev NV	106,915	$7,705,950
Beam, Inc.	123,546	7,014,942
Coca-Cola Co. (The)	552,117	42,137,570
Diageo PLC	222,800	5,619,741

		$62,478,203

Biotechnology — 2.4%

Celgene Corp.(1)	248,863	$18,147,090
Gilead Sciences, Inc.(1)	424,047	22,054,684

		$40,201,774

Capital Markets — 0.9%

Deutsche Bank AG	47,128	$2,045,972
Goldman Sachs Group, Inc. (The)	93,418	10,757,083
UBS AG(1)	186,902	2,334,067

		$15,137,122

Chemicals — 2.1%

Air Liquide SA	27,971	$3,597,827
BASF SE	97,600	8,035,711
Monsanto Co.	324,189	24,696,718

		$36,330,256

Commercial Banks — 4.8%

Banco Bilbao Vizcaya Argentaria SA	477,882	$3,233,849
Banco Santander SA	634,421	3,983,290
Bank of Nova Scotia (The)	207,509	11,508,449
Barclays PLC	1,308,215	4,631,532
BNP Paribas	47,989	1,936,809
HSBC Holdings PLC	729,942	6,589,313
Intesa Sanpaolo SpA	1,728,701	2,620,458
Itau Unibanco Holding SA ADR, PFC Shares	476,155	7,470,872
PNC Financial Services Group, Inc.	140,973	9,349,329
Royal Bank of Scotland Group PLC(1)	4,085,694	1,611,824
Societe Generale	96,538	2,285,464
Wells Fargo & Co.	775,220	25,915,605

		$81,136,794

Communications Equipment — 2.0%

QUALCOMM, Inc.	536,733	$34,265,035

		$34,265,035

Computers & Peripherals — 3.7%

Apple, Inc.(1)	97,226	$56,803,318
EMC Corp.(1)	234,001	6,601,168

		$63,404,486

Construction & Engineering — 1.3%

Fluor Corp.	385,631	$22,270,190

		$22,270,190

Consumer Finance — 0.9%

American Express Co.	251,154	$15,121,982

		$15,121,982

Diversified Financial Services — 2.9%

Citigroup, Inc.	491,743	$16,247,189
JPMorgan Chase & Co.	763,501	32,815,273

		$49,062,462

Diversified Telecommunication Services — 3.3%

AT&T, Inc.	737,785	$24,280,504
CenturyLink, Inc.	592,590	22,850,271
France Telecom SA	163,783	2,245,148
Koninklijke KPN NV	268,320	2,408,944
Vivendi SA	284,150	5,255,794

		$57,040,661

Electric Utilities — 2.8%

American Electric Power Co., Inc.	257,104	$9,985,919
Duke Energy Corp.	324,468	6,953,349
Edison International	161,770	7,119,498
Enel SpA	573,649	1,881,222
PPL Corp.	277,219	7,581,940

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)

Southern Co. (The)	153,213	$7,038,605
SSE PLC	319,852	6,858,712

		$47,419,245

Electrical Equipment — 0.7%

ABB, Ltd.(1)	309,717	$5,643,937
Emerson Electric Co.	136,773	7,186,053

		$12,829,990

Energy Equipment & Services — 2.2%

Halliburton Co.	594,027	$20,327,604
Schlumberger, Ltd.	243,855	18,079,410

		$38,407,014

Food & Staples Retailing — 1.7%

Costco Wholesale Corp.	299,656	$26,420,669
Tesco PLC	629,574	3,243,988

		$29,664,657

Food Products — 1.7%

Danone SA	45,394	$3,195,695
Nestle SA	249,616	15,298,778
Unilever NV	286,140	9,801,525

		$28,295,998

Health Care Equipment & Supplies — 3.4%

Covidien PLC	436,615	$24,114,247
St. Jude Medical, Inc.	615,829	23,844,899
Varian Medical Systems, Inc.(1)	162,327	10,294,778

		$58,253,924

Health Care Providers & Services — 1.1%

UnitedHealth Group, Inc.	336,581	$18,899,023

		$18,899,023

Hotels, Restaurants & Leisure — 1.8%

McDonald’s Corp.	307,816	$29,996,669

		$29,996,669

Household Products — 2.0%

Colgate-Palmolive Co.	142,561	$14,104,985
Procter & Gamble Co.	314,015	19,983,915

		$34,088,900

Industrial Conglomerates — 2.7%

Danaher Corp.	685,952	$37,192,317
Siemens AG	104,342	9,685,065

		$46,877,382

Insurance — 2.0%

Aflac, Inc.	208,202	$9,377,418
AXA SA	356,429	5,064,909
MetLife, Inc.	294,880	10,624,526
Prudential PLC	698,928	8,565,989

		$33,632,842

Internet & Catalog Retail — 1.9%

Amazon.com, Inc.(1)	142,751	$33,103,957

		$33,103,957

Internet Software & Services — 1.5%

eBay, Inc.(1)	243,638	$10,001,340
Google, Inc., Class A(1)	25,351	15,343,186

		$25,344,526

IT Services — 3.9%

Accenture PLC, Class A	427,178	$27,745,211
International Business Machines Corp.	188,505	39,035,616

		$66,780,827

Machinery — 0.8%

Deere & Co.	170,980	$14,081,913

		$14,081,913

Media — 2.3%

Comcast Corp., Class A	582,058	$17,653,819
Walt Disney Co. (The)	510,035	21,987,609

		$39,641,428

Metals & Mining — 1.8%

Anglo American PLC	128,438	$4,963,454
BHP Billiton, Ltd. ADR	88,062	6,543,006

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining (continued)

Cliffs Natural Resources, Inc.	169,192	$10,533,894
Freeport-McMoRan Copper & Gold, Inc.	214,523	8,216,231

		$30,256,585

Multi-Utilities — 0.7%

National Grid PLC	403,800	$4,360,446
Sempra Energy	119,017	7,705,160

		$12,065,606

Multiline Retail — 0.9%

Macy’s, Inc.	378,647	$15,532,100

		$15,532,100

Oil, Gas & Consumable Fuels — 9.6%

Anadarko Petroleum Corp.	149,499	$10,944,822
Apache Corp.	150,217	14,411,819
BG Group PLC	241,074	5,688,183
BP PLC	1,332,877	9,628,834
ConocoPhillips	358,500	25,679,355
Exxon Mobil Corp.	563,101	48,618,140
Occidental Petroleum Corp.	133,829	12,207,881
Royal Dutch Shell PLC, Class B	494,662	18,101,929
Statoil ASA	380,385	10,206,633
Total SA	170,001	8,160,660

		$163,648,256

Personal Products — 0.7%

Estee Lauder Cos., Inc. (The), Class A	193,494	$12,644,833

		$12,644,833

Pharmaceuticals — 7.1%

Allergan, Inc.	144,827	$13,903,392
AstraZeneca PLC	85,139	3,730,910
Bayer AG	138,165	9,735,643
GlaxoSmithKline PLC	364,935	8,430,540
Johnson & Johnson	358,401	23,328,321
Novartis AG	225,108	12,429,616
Novo Nordisk A/S, Class B	58,342	8,600,950
Pfizer, Inc.	1,322,306	30,320,476
Sanofi SA	141,378	10,798,707

		$121,278,555

Real Estate Investment Trusts (REITs) — 1.1%

AvalonBay Communities, Inc.	54,184	$7,878,354
Boston Properties, Inc.	94,121	10,188,598

		$18,066,952

Road & Rail — 1.1%

Union Pacific Corp.	165,349	$18,591,842

		$18,591,842

Software — 2.6%

Microsoft Corp.	587,164	$18,800,991
Oracle Corp.	714,517	20,999,655
SAP AG	73,892	4,900,037

		$44,700,683

Specialty Retail — 1.8%

Home Depot, Inc. (The)	275,637	$14,275,240
Industria de Diseno Textil SA	114,472	10,317,846
Kingfisher PLC	1,170,119	5,518,231

		$30,111,317

Textiles, Apparel & Luxury Goods — 2.0%

LVMH Moet Hennessy Louis Vuitton SA	58,445	$9,695,772
NIKE, Inc., Class B	218,019	24,389,786

		$34,085,558

Tobacco — 2.3%

British American Tobacco PLC	120,651	$6,188,129
Philip Morris International, Inc.	364,717	32,645,819

		$38,833,948

Wireless Telecommunication Services — 0.8%

Vodafone Group PLC	4,962,479	$13,735,940

		$13,735,940

Total Common Stocks
(identified cost $1,368,598,225)		$1,621,173,202

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$90,389	$90,389,429

Total Short-Term Investments
(identified cost $90,389,429)		$90,389,429

Total Investments — 100.3%
(identified cost $1,458,987,654)		$1,711,562,631

Call Options Written — (0.5)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	2,905	$1,395	5/19/12	$(5,272,575)
S&P 500 Index	2,960	1,405	5/19/12	(3,774,000)

Total Call Options Written
(premiums received $9,381,871)				$(9,046,575)

Other Assets, Less Liabilities — 0.2%				$3,561,944

Net Assets — 100.0%				$1,706,078,000

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PFC Shares	- Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	77.8%	$1,327,485,075
United Kingdom	6.9	117,467,695
France	3.1	52,236,785
Ireland	3.0	51,859,458
Germany	2.4	40,524,226
Switzerland	2.1	35,706,398
Spain	1.0	17,534,985
Netherlands	0.7	12,210,469
Canada	0.7	11,508,449
Norway	0.6	10,206,633
Denmark	0.5	8,600,950
Belgium	0.4	7,705,950
Brazil	0.4	7,470,872
Australia	0.4	6,543,006
Italy	0.3	4,501,680

Total Investments	100.3%	$1,711,562,631

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $1,368,598,225)	$1,621,173,202
Affiliated investment, at value (identified cost, $90,389,429)	90,389,429
Foreign currency, at value (identified cost, $905,941)	910,410
Dividends receivable	2,402,575
Interest receivable from affiliated investment	5,134
Tax reclaims receivable	1,875,794

Total assets	$1,716,756,544

Liabilities

Written options outstanding, at value (premiums received, $9,381,871)	$9,046,575
Payable to affiliates:
Investment adviser fee	1,383,280
Trustees’ fees	5,497
Accrued expenses	243,192

Total liabilities	$10,678,544

Net Assets	$1,706,078,000

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 152,472,416 shares issued and outstanding	$1,524,724
Additional paid-in capital	1,977,194,114
Accumulated net realized loss	(447,921,544)
Accumulated distributions in excess of net investment income	(77,889,118)
Net unrealized appreciation	253,169,824

Net Assets	$1,706,078,000

Net Asset Value

($1,706,078,000 ÷ 152,472,416 common shares issued and outstanding)	$11.19

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $600,337)	$19,107,538
Interest income allocated from affiliated investment	33,955
Expenses allocated from affiliated investment	(5,429)

Total investment income	$19,136,064

Expenses

Investment adviser fee	$8,220,897
Trustees’ fees and expenses	34,305
Custodian fee	203,559
Transfer and dividend disbursing agent fees	9,858
Legal and accounting services	52,006
Printing and postage	209,385
Miscellaneous	100,502

Total expenses	$8,830,512

Net investment income	$10,305,552

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,973,893)
Investment transactions allocated from affiliated investment	753
Written options	(4,775,175)
Foreign currency transactions	22,928

Net realized loss	$(6,725,387)

Change in unrealized appreciation (depreciation) —
Investments	$133,408,166
Written options	5,923,759
Foreign currency	(103,247)

Net change in unrealized appreciation (depreciation)	$139,228,678

Net realized and unrealized gain	$132,503,291

Net increase in net assets from operations	$142,808,843

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$10,305,552	$18,397,491
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	(6,725,387)	5,585,186
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	139,228,678	(40,058,615)

Net increase (decrease) in net assets from operations	$142,808,843	$(16,075,938)

Distributions to shareholders —
From net investment income	$(88,281,529)*	$(18,540,049)
Tax return of capital	—	(175,734,205)

Total distributions	$(88,281,529)	$(194,274,254)

Net increase (decrease) in net assets	$54,527,314	$(210,350,192)

Net Assets

At beginning of period	$1,651,550,686	$1,861,900,878

At end of period	$1,706,078,000	$1,651,550,686

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(77,889,118)	$86,859

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Financial Highlights

	Six Months Ended		Year Ended October 31,
	April 30, 2012						Period Ended
	(Unaudited)		2011	2010	2009	2008	October 31, 2007(1)

Net asset value — Beginning of period	$10.830		$12.210	$12.810	$12.940	$19.600	$19.100	(2)

Income (Loss) From Operations

Net investment income(3)	$0.068		$0.121	$0.138	$0.186	$0.267	$1.314
Net realized and unrealized gain (loss)	0.871		(0.227)	0.941	1.534	(5.077)	0.583

Total income (loss) from operations	$0.939		$(0.106)	$1.079	$1.720	$(4.810)	$1.897

Less Distributions

From net investment income	$(0.579	)*	$(0.122)	$(0.137)	$(0.187)	$(0.239)	$(1.290)
Tax return of capital	—		(1.152)	(1.542)	(1.663)	(1.611)	(0.098)

Total distributions	$(0.579)		$(1.274)	$(1.679)	$(1.850)	$(1.850)	$(1.388)

Offering costs charged to paid-in capital(3)	$—		$—	$—	$—	$—	$(0.009)

Net asset value — End of period	$11.190		$10.830	$12.210	$12.810	$12.940	$19.600

Market value — End of period	$9.590		$9.210	$11.620	$12.470	$11.900	$17.130

Total Investment Return on Net Asset Value(4)	9.85	%(5)	(0.27)%	9.26%	17.86%	(26.02)%	10.26	%(5)(6)

Total Investment Return on Market Value(4)	10.70	%(5)	(10.88)%	6.82%	24.76%	(22.15)%	(3.63	)%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,706,078		$1,651,551	$1,861,901	$1,924,016	$1,937,783	$2,933,710
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.07	%(8)	1.07%	1.07%	1.07%	1.05%	1.06	%(8)
Net investment income	1.25	%(8)	1.03%	1.11%	1.55%	1.56%	7.27	%(8)
Portfolio Turnover	18	%(5)	63%	25%	45%	95%	221	%(5)

(1)	For the period from the start of business, November 30, 2006, to October 31, 2007.
(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(5)	Not annualized.
(6)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Diversified Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $445,775,309 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2015 ($98,912,884), October 31, 2017 ($293,314,901) and October 31, 2018 ($53,547,524). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended April 30, 2012, the amount of distributions estimated to be a tax return of capital was approximately $80,218,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 1.00% of the Fund’s average daily gross

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

assets up to and including $1.5 billion, 0.98% over $1.5 billion up to and including $3 billion and at reduced rates on daily gross assets over $3 billion, and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Fund’s investment adviser fee amounted to $8,220,897 or 1.00% (annualized) of the Fund’s average daily gross assets. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $288,522,847 and $388,728,499, respectively, for the six months ended April 30, 2012.

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended April 30, 2012 and year ended October 31, 2011.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,459,910,106

Gross unrealized appreciation	$308,903,405
Gross unrealized depreciation	(57,250,880)

Net unrealized appreciation	$251,652,525

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at April 30, 2012 is included in the Portfolio of Investments.

Written call options activity for the six months ended April 30, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	6,345	$23,069,562
Options written	36,760	90,698,884
Options terminated in closing purchase transactions	(37,240)	(104,386,575)

Outstanding, end of period	5,865	$9,381,871

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At April 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(9,046,575	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Written options	$(4,775,175	)(1)	$5,923,759 (2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$156,939,180	$31,653,647		$—	$188,592,827
Consumer Staples	162,658,683	43,347,856		—	206,006,539
Energy	150,269,031	51,786,239		—	202,055,270
Financials	167,254,678	44,903,476		—	212,158,154
Health Care	184,906,910	53,726,366		—	238,633,276
Industrials	132,698,221	9,685,065		—	142,383,286
Information Technology	229,595,520	4,900,037		—	234,495,557
Materials	49,989,849	16,596,992		—	66,586,841
Telecommunication Services	47,130,775	23,645,826		—	70,776,601
Utilities	46,384,471	13,100,380		—	59,484,851

Total Common Stocks	$1,327,827,318	$293,345,884	*	$—	$1,621,173,202

Short-Term Investments	$—	$90,389,429		$—	$90,389,429

Total Investments	$1,327,827,318	$383,735,313		$—	$1,711,562,631

Liability Description

Call Options Written	$(9,046,575)	$—		$—	$(9,046,575)

Total	$(9,046,575)	$—		$—	$(9,046,575)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Diversified Equity Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on various indexes. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Diversified Equity Income Fund

Walter A. Row, III President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Diversified Equity Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2012, Fund records indicate that there are 183 registered shareholders and approximately 79,752 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETY.

Eaton Vance
Tax-Managed Diversified Equity Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2897-6/12	CE-TMDEISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: June 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: June 8, 2012

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: June 8, 2012